Equity Incentive Plans - Share-based Payment Award, Stock Options, Valuation Assumptions (Details)		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	0.96%	1.15%	0.63%
Expected term in years	6 years 1 month 6 days	5 years 10 months 24 days	5 years 6 months
Expected volatility		61.00%	58.00%
Expected dividend yield	0.00%	0.00%	0.00%